Shareholders' Equity - Share capital (Details) - EUR (€) € / shares in Units, € in Thousands	1 Months Ended
	Dec. 31, 2022	Sep. 30, 2021	Sep. 30, 2025	Dec. 31, 2024
Shareholders Equity
Authorized share capital			€ 13,600
Par value per share			€ 0.04
Eli Lilly and Company
Shareholders Equity
Issue of ordinary shares (in shares)	9,381,586	3,989,976
Ordinary
Shareholders Equity
Number of shares issued			107,710,916
Number of shares authorised			170,000,000
Number of shares issued and fully paid			105,345,192
Treasury shares			2,365,724	2,498,389
Preferred
Shareholders Equity
Number of shares authorised			170,000,000